BALANCE SHEET COMPONENTS	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BALANCE SHEET COMPONENTS
4. BALANCE SHEET COMPONENTS
Details of certain balance sheet items are presented below (in thousands):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Inventory:
Raw materials and manufacturing supplies	$34,008	$25,695
Work in process	213	306
Finished goods	75,866	32,783

Total inventory	$110,087	$58,784

Prepaid Expenses and Other Current Assets:
Advance to vendors	$2,984	$7,343
Prepaid insurance	8,441	125
Other	2,736	3,938

Total prepaid expenses and other current assets	$14,161	$11,406

Property, Plant and Equipment:
Buildings	$4,021	$6,768
Leasehold improvements	2,301	1,146
Furniture and fixtures	558	416
Machinery and equipment	50,177	51,286
Vehicles	4,579	4,311
Construction in progress	1,983	5,069

Total property, plant and equipment, gross	63,619	68,996
Less: Accumulated depreciation	(1,372)	(20,761)

Total property, plant and equipment, net	$62,247	$48,235

Accrued Expenses and Other Current Liabilities:
Accrued bonus	$7,728	$4,653
Accrued salaries	900	2,779
Accrued employee benefits	591	511
Accrued interest	5,341	79
Accrued purchases	1,930	2,347
Accrued taxes	355	2,905
Accrued construction	—	1,319
Other	2,180	1,452

Total accrued expenses and other current liabilities	$19,025	$16,045

Other Non-Current Liabilities:
LaderaTech contingent earn-out	$19,979	$19,816
Other	2,216	1,335

Total other non-current liabilities	$22,195	$21,151

Depreciation expense related to property, plant and equipment for the Successor Period, 2021 Predecessor Period, 2020 Predecessor Period and 2019 Predecessor Period was $1.4 million, $6.6 million, $6.7 million and $6.9 million, respectively, substantially all of which was presented in cost of goods sold in the accompanying consolidated statements of operations and comprehensive income (loss).